AOCI - Additional share information (Details 2) - SFr / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		2,447,747,720	2,556,011,720	2,556,011,720
Issuance of common shares		203,000,000	0	0
Cancellation of repurchased shares		0	(108,264,000)	0
Common Stock, Shares, Issued, Ending Balance		2,650,747,720	2,447,747,720	2,556,011,720
Treasury shares
Treasury Stock, Shares, Beginning Balance		41,602,841	119,761,811	5,427,691
Sale of treasury shares		2,053,309,578	1,222,417,138	795,576,688
Issuance of common shares relating to mandatory convertible notes		203,000,000	(0)	(0)
Conversion of mandatory convertible notes		202,998,491	0	0
Repurchase of treasury shares		2,151,374,939	1,303,331,434	951,743,509
Cancellation of repurchased shares		0	108,264,000	0
Share-based compensation, net of tax		58,606,500	50,809,266	41,832,701
Treasury Stock, Shares, Ending Balance		81,063,211	41,602,841	119,761,811
Common shares outstanding		2,569,684,509	2,406,144,879	2,436,249,909
Par value (in CHF per share)		SFr 0.04	SFr 0.04
Authorized shares (in shares)	[1]	3,100,747,720	3,100,747,720
Unissued shares (in shares)		450,000,000	653,000,000
Capital Instrument Reserved
Treasury shares
Unissued shares (in shares)		111,524,164	111,193,477
Bank
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	[2]	4,399,680,200
Common Stock, Shares, Issued, Ending Balance	[2]	4,399,680,200	4,399,680,200
Treasury shares
Common shares outstanding	[2]	4,399,680,200	4,399,680,200
Par value (in CHF per share)	[2]	SFr 1.00	SFr 1.00

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of December 31, 2021. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.